Derivative Instruments (Details) - Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	$ (198)	$ 697
Option contracts [Member] | Cost of revenues and operating expenses [Member]
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	$ (198)	405
Forward Contracts [Member] | Cost of revenues, operating expenses and financial expenses [Member]
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax		$ 292